Revenues and Long-Lived Assets Excluding Goodwill and intangible Assets by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 756,303	$ 775,823	$ 2,229,286	$ 2,303,399	$ 3,049,525	$ 2,974,364	$ 2,855,961
Property and equipment, net	526,722		526,722		498,523	408,396
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue					1,765,699	1,857,771	1,754,830
Property and equipment, net					472,517	394,625
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue					501,953	470,112	451,734
Property and equipment, net					10,269	7,909
All Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue					781,873	646,481	649,397
Property and equipment, net					$ 15,737	$ 5,862